Schedule of Investments (unaudited)
December 31, 2024
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.7%
Communication Services — 9.3%
Diversified Telecommunication Services — 0.7%
AT&T Inc.	84,971	$1,934,790
Verizon Communications Inc.	49,877	1,994,581
Total Diversified Telecommunication Services		3,929,371
Entertainment — 1.4%
Electronic Arts Inc.	2,866	419,296
Live Nation Entertainment Inc.	1,934	250,453 *
Netflix Inc.	5,083	4,530,579 *
Take-Two Interactive Software Inc.	1,945	358,036 *
Walt Disney Co.	21,498	2,393,802
Warner Bros. Discovery Inc.	25,666	271,290 *
Total Entertainment		8,223,456
Interactive Media & Services — 6.5%
Alphabet Inc., Class A Shares	69,357	13,129,280
Alphabet Inc., Class C Shares	56,517	10,763,097
Match Group Inc.	3,053	99,864 *
Meta Platforms Inc., Class A Shares	25,862	15,142,460
Total Interactive Media & Services		39,134,701
Media — 0.5%
Charter Communications Inc., Class A Shares	1,127	386,302 *
Comcast Corp., Class A Shares	45,100	1,692,603
Fox Corp., Class A Shares	2,661	129,271
Fox Corp., Class B Shares	1,520	69,525
Interpublic Group of Cos. Inc.	4,196	117,572
News Corp., Class A Shares	4,300	118,422
News Corp., Class B Shares	1,291	39,285
Omnicom Group Inc.	2,254	193,934
Paramount Global, Class B Shares	7,990	83,575
Total Media		2,830,489
Wireless Telecommunication Services — 0.2%
T-Mobile US Inc.	5,774	1,274,495

Total Communication Services		55,392,512
Consumer Discretionary — 11.1%
Automobile Components — 0.1%
Aptiv PLC	2,614	158,095 *
BorgWarner Inc.	2,521	80,142
Total Automobile Components		238,237
Automobiles — 2.4%
Ford Motor Co.	46,557	460,914
General Motors Co.	13,200	703,164
Tesla Inc.	33,135	13,381,239 *
Total Automobiles		14,545,317
Broadline Retail — 4.1%
Amazon.com Inc.	111,061	24,365,673 *
eBay Inc.	5,887	364,699
Total Broadline Retail		24,730,372
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Distributors — 0.1%
Genuine Parts Co.	1,612	$188,217
LKQ Corp.	3,363	123,590
Pool Corp.	441	150,355
Total Distributors		462,162
Hotels, Restaurants & Leisure — 1.9%
Airbnb Inc., Class A Shares	5,221	686,092 *
Booking Holdings Inc.	390	1,937,684
Caesars Entertainment Inc.	2,492	83,283 *
Carnival Corp.	12,056	300,435 *
Chipotle Mexican Grill Inc.	16,232	978,790 *
Darden Restaurants Inc.	1,374	256,512
Domino’s Pizza Inc.	409	171,682
Expedia Group Inc.	1,474	274,650 *
Hilton Worldwide Holdings Inc.	2,931	724,426
Las Vegas Sands Corp.	4,202	215,815
Marriott International Inc., Class A Shares	2,762	770,432
McDonald’s Corp.	8,495	2,462,615
MGM Resorts International	2,955	102,391 *
Norwegian Cruise Line Holdings Ltd.	4,939	127,080 *
Royal Caribbean Cruises Ltd.	2,940	678,229
Starbucks Corp.	13,435	1,225,944
Wynn Resorts Ltd.	1,087	93,656
Yum! Brands Inc.	3,358	450,509
Total Hotels, Restaurants & Leisure		11,540,225
Household Durables — 0.3%
DR Horton Inc.	3,510	490,768
Garmin Ltd.	1,793	369,824
Lennar Corp., Class A Shares	2,819	384,427
Mohawk Industries Inc.	572	68,143 *
NVR Inc.	37	302,619 *
PulteGroup Inc.	2,421	263,647
Total Household Durables		1,879,428
Leisure Products — 0.0%††
Hasbro Inc.	1,507	84,256
Specialty Retail — 1.8%
AutoZone Inc.	203	650,006 *
Best Buy Co. Inc.	2,363	202,745
CarMax Inc.	1,812	148,149 *
Home Depot Inc.	11,820	4,597,862
Lowe’s Cos. Inc.	6,754	1,666,887
O’Reilly Automotive Inc.	688	815,831 *
Ross Stores Inc.	3,984	602,660
TJX Cos. Inc.	13,389	1,617,525
Tractor Supply Co.	6,460	342,768
Ulta Beauty Inc.	552	240,081 *
Total Specialty Retail		10,884,514
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2024 Quarterly Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.	1,770	$359,469 *
Lululemon Athletica Inc.	1,372	524,667 *
NIKE Inc., Class B Shares	14,275	1,080,189
Ralph Lauren Corp.	449	103,710
Tapestry Inc.	2,644	172,733
Total Textiles, Apparel & Luxury Goods		2,240,768

Total Consumer Discretionary		66,605,279
Consumer Staples — 5.4%
Beverages — 1.1%
Brown-Forman Corp., Class B Shares	2,049	77,821
Coca-Cola Co.	45,947	2,860,660
Constellation Brands Inc., Class A Shares	1,861	411,281
Keurig Dr Pepper Inc.	13,488	433,234
Molson Coors Beverage Co., Class B Shares	2,093	119,971
Monster Beverage Corp.	8,419	442,503 *
PepsiCo Inc.	16,282	2,475,841
Total Beverages		6,821,311
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	5,249	4,809,501
Dollar General Corp.	2,529	191,749
Dollar Tree Inc.	2,385	178,732 *
Kroger Co.	7,941	485,592
Sysco Corp.	5,732	438,269
Target Corp.	5,434	734,568
Walgreens Boots Alliance Inc.	8,243	76,907
Walmart Inc.	51,409	4,644,803
Total Consumer Staples Distribution & Retail		11,560,121
Food Products — 0.6%
Archer-Daniels-Midland Co.	5,691	287,509 *
Bunge Global SA	1,616	125,660
Campbell’s Co.	2,164	90,628
Conagra Brands Inc.	6,035	167,471
General Mills Inc.	6,498	414,378
Hershey Co.	1,781	301,612
Hormel Foods Corp.	3,342	104,839
JM Smucker Co.	1,222	134,567
Kellanova	3,245	262,748
Kraft Heinz Co.	10,461	321,257
Lamb Weston Holdings Inc.	1,662	111,072
McCormick & Co. Inc., Non Voting Shares	2,955	225,289
Mondelez International Inc., Class A Shares	15,699	937,701
Tyson Foods Inc., Class A Shares	3,292	189,093
Total Food Products		3,673,824
Household Products — 1.1%
Church & Dwight Co. Inc.	2,949	308,790
Clorox Co.	1,461	237,281
Colgate-Palmolive Co.	9,611	873,736
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Household Products — continued
Kimberly-Clark Corp.	4,035	$528,746
Procter & Gamble Co.	27,869	4,672,238
Total Household Products		6,620,791
Personal Care Products — 0.1%
Estee Lauder Cos. Inc., Class A Shares	2,703	202,671
Kenvue Inc.	22,807	486,929
Total Personal Care Products		689,600
Tobacco — 0.6%
Altria Group Inc.	20,101	1,051,081
Philip Morris International Inc.	18,413	2,216,005
Total Tobacco		3,267,086

Total Consumer Staples		32,632,733
Energy — 3.1%
Energy Equipment & Services — 0.2%
Baker Hughes Co.	11,607	476,119
Halliburton Co.	10,248	278,643
Schlumberger NV	16,785	643,537
Total Energy Equipment & Services		1,398,299
Oil, Gas & Consumable Fuels — 2.9%
APA Corp.	4,492	103,720
Chevron Corp.	19,747	2,860,156
ConocoPhillips	15,440	1,531,171
Coterra Energy Inc.	8,567	218,801
Devon Energy Corp.	8,241	269,728
Diamondback Energy Inc.	2,258	369,928
EOG Resources Inc.	6,785	831,705
EQT Corp.	6,996	322,586
Exxon Mobil Corp.	52,102	5,604,612
Hess Corp.	3,307	439,864
Kinder Morgan Inc.	23,078	632,337
Marathon Petroleum Corp.	3,758	524,241
Occidental Petroleum Corp.	7,869	388,807
ONEOK Inc.	6,872	689,949
Phillips 66	4,997	569,308
Targa Resources Corp.	2,582	460,887
Texas Pacific Land Corp.	228	252,159
Valero Energy Corp.	3,764	461,429
Williams Cos. Inc.	14,311	774,512
Total Oil, Gas & Consumable Fuels		17,305,900

Total Energy		18,704,199
Financials — 13.4%
Banks — 3.3%
Bank of America Corp.	78,970	3,470,731
Citigroup Inc.	22,632	1,593,066
Citizens Financial Group Inc.	5,514	241,293
Fifth Third Bancorp	7,873	332,870
Huntington Bancshares Inc.	16,682	271,416
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2024 Quarterly Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
JPMorgan Chase & Co.	33,417	$8,010,389
KeyCorp	12,606	216,067
M&T Bank Corp.	2,019	379,592
PNC Financial Services Group Inc.	4,676	901,767
Regions Financial Corp.	11,103	261,143
Truist Financial Corp.	15,647	678,767
US Bancorp	18,553	887,390
Wells Fargo & Co.	39,446	2,770,687
Total Banks		20,015,178
Capital Markets — 3.1%
Ameriprise Financial Inc.	1,168	621,878
Bank of New York Mellon Corp.	8,807	676,642
Blackrock Inc.	1,731	1,774,465
Blackstone Inc.	8,530	1,470,743
Cboe Global Markets Inc.	1,222	238,779
Charles Schwab Corp.	17,696	1,309,681
CME Group Inc.	4,270	991,622
FactSet Research Systems Inc.	439	210,843
Franklin Resources Inc.	3,685	74,769 (a)
Goldman Sachs Group Inc.	3,741	2,142,171
Intercontinental Exchange Inc.	6,810	1,014,758
Invesco Ltd.	5,178	90,511
KKR & Co. Inc.	7,986	1,181,209
MarketAxess Holdings Inc.	436	98,554
Moody’s Corp.	1,844	872,894
Morgan Stanley	14,752	1,854,622
MSCI Inc.	934	560,409
Nasdaq Inc.	5,055	390,802
Northern Trust Corp.	2,215	227,038
Raymond James Financial Inc.	2,154	334,581
S&P Global Inc.	3,792	1,888,530
State Street Corp.	3,468	340,384
T. Rowe Price Group Inc.	2,570	290,641
Total Capital Markets		18,656,526
Consumer Finance — 0.6%
American Express Co.	6,554	1,945,162
Capital One Financial Corp.	4,547	810,821
Discover Financial Services	2,995	518,824
Synchrony Financial	4,621	300,365
Total Consumer Finance		3,575,172
Financial Services — 4.4%
Apollo Global Management Inc.	5,251	867,255
Berkshire Hathaway Inc., Class B Shares	21,799	9,881,051 *
Corpay Inc.	809	273,782 *
Fidelity National Information Services Inc.	6,402	517,089
Fiserv Inc.	6,684	1,373,027 *
Global Payments Inc.	3,046	341,335
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financial Services — continued
Jack Henry & Associates Inc.	840	$147,252
Mastercard Inc., Class A Shares	9,707	5,111,415
PayPal Holdings Inc.	12,040	1,027,614 *
Visa Inc., Class A Shares	20,569	6,500,627
Total Financial Services		26,040,447
Insurance — 2.0%
Aflac Inc.	5,952	615,675
Allstate Corp.	3,100	597,649
American International Group Inc.	7,224	525,907
Aon PLC, Class A Shares	2,539	911,907
Arch Capital Group Ltd.	4,447	410,680
Arthur J Gallagher & Co.	2,593	736,023
Assurant Inc.	639	136,248
Brown & Brown Inc.	2,835	289,227
Chubb Ltd.	4,443	1,227,601
Cincinnati Financial Corp.	1,802	258,947
Erie Indemnity Co., Class A Shares	301	124,081
Everest Group Ltd.	500	181,230
Globe Life Inc.	1,107	123,453
Hartford Financial Services Group Inc.	3,516	384,650
Loews Corp.	2,090	177,002
Marsh & McLennan Cos. Inc.	5,826	1,237,501
MetLife Inc.	6,944	568,575
Principal Financial Group Inc.	2,482	192,132
Progressive Corp.	6,926	1,659,539
Prudential Financial Inc.	4,263	505,293
Travelers Cos. Inc.	2,708	652,330
Willis Towers Watson PLC	1,172	367,117
WR Berkley Corp.	3,553	207,922
Total Insurance		12,090,689

Total Financials		80,378,012
Health Care — 9.9%
Biotechnology — 1.6%
AbbVie Inc.	20,913	3,716,240
Amgen Inc.	6,364	1,658,713
Biogen Inc.	1,682	257,211 *
Gilead Sciences Inc.	14,761	1,363,474
Incyte Corp.	1,942	134,134 *
Moderna Inc.	4,040	167,983 *
Regeneron Pharmaceuticals Inc.	1,258	896,111 *
Vertex Pharmaceuticals Inc.	3,058	1,231,457 *
Total Biotechnology		9,425,323
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	20,646	2,335,269
Align Technology Inc.	850	177,233 *
Baxter International Inc.	5,867	171,082
Becton Dickinson & Co.	3,396	770,451
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2024 Quarterly Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Equipment & Supplies — continued
Boston Scientific Corp.	17,506	$1,563,636 *
Cooper Cos. Inc.	2,287	210,244 *
Dexcom Inc.	4,804	373,607 *
Edwards Lifesciences Corp.	7,095	525,243 *
GE HealthCare Technologies Inc.	5,453	426,316
Hologic Inc.	2,669	192,408 *
IDEXX Laboratories Inc.	957	395,662 *
Insulet Corp.	820	214,077 *
Intuitive Surgical Inc.	4,209	2,196,930 *
Medtronic PLC	15,143	1,209,623
ResMed Inc.	1,760	402,494
Solventum Corp.	1,547	102,195 *
STERIS PLC	1,133	232,899
Stryker Corp.	4,047	1,457,122
Teleflex Inc.	542	96,465
Zimmer Biomet Holdings Inc.	2,368	250,132
Total Health Care Equipment & Supplies		13,303,088
Health Care Providers & Services — 2.0%
Cardinal Health Inc.	2,919	345,230
Cencora Inc.	2,076	466,436
Centene Corp.	6,200	375,596 *
Cigna Group	3,318	916,233
CVS Health Corp.	14,941	670,701
DaVita Inc.	581	86,889 *
Elevance Health Inc.	2,752	1,015,213
HCA Healthcare Inc.	2,205	661,831
Henry Schein Inc.	1,440	99,648 *
Humana Inc.	1,433	363,566
Labcorp Holdings Inc.	970	222,440
McKesson Corp.	1,487	847,456
Molina Healthcare Inc.	674	196,168 *
Quest Diagnostics Inc.	1,279	192,950
UnitedHealth Group Inc.	10,932	5,530,061
Universal Health Services Inc., Class B Shares	686	123,082
Total Health Care Providers & Services		12,113,500
Life Sciences Tools & Services — 1.0%
Agilent Technologies Inc.	3,480	467,503
Bio-Techne Corp.	1,771	127,565
Charles River Laboratories International Inc.	593	109,468 *
Danaher Corp.	7,620	1,749,171
IQVIA Holdings Inc.	2,082	409,134 *
Mettler-Toledo International Inc.	245	299,802 *
Revvity Inc.	1,469	163,955
Thermo Fisher Scientific Inc.	4,526	2,354,561
Waters Corp.	712	264,138 *
West Pharmaceutical Services Inc.	841	275,478
Total Life Sciences Tools & Services		6,220,775
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	24,051	$1,360,325
Eli Lilly & Co.	9,337	7,208,164
Johnson & Johnson	28,525	4,125,286
Merck & Co. Inc.	30,021	2,986,489
Pfizer Inc.	67,199	1,782,789
Viatris Inc.	13,705	170,627
Zoetis Inc.	5,342	870,372
Total Pharmaceuticals		18,504,052

Total Health Care		59,566,738
Industrials — 8.1%
Aerospace & Defense — 1.8%
Axon Enterprise Inc.	852	506,361 *
Boeing Co.	8,810	1,559,370 *
General Dynamics Corp.	3,045	802,327
General Electric Co.	12,831	2,140,082
Howmet Aerospace Inc.	4,789	523,773
Huntington Ingalls Industries Inc.	502	94,863
L3Harris Technologies Inc.	2,254	473,971
Lockheed Martin Corp.	2,494	1,211,934
Northrop Grumman Corp.	1,627	763,535
RTX Corp.	15,739	1,821,317
Textron Inc.	2,341	179,063
TransDigm Group Inc.	664	841,474
Total Aerospace & Defense		10,918,070
Air Freight & Logistics — 0.4%
CH Robinson Worldwide Inc.	1,348	139,276
Expeditors International of Washington Inc.	1,712	189,638
FedEx Corp.	2,660	748,338
United Parcel Service Inc., Class B Shares	8,683	1,094,926
Total Air Freight & Logistics		2,172,178
Building Products — 0.5%
Allegion PLC	1,072	140,089
AO Smith Corp.	1,334	90,992
Builders FirstSource Inc.	1,405	200,817 *
Carrier Global Corp.	9,852	672,497
Johnson Controls International PLC	7,949	627,415
Lennox International Inc.	384	233,971
Masco Corp.	2,535	183,965
Trane Technologies PLC	2,643	976,192
Total Building Products		3,125,938
Commercial Services & Supplies — 0.5%
Cintas Corp.	4,056	741,031
Copart Inc.	10,408	597,315 *
Republic Services Inc.	2,427	488,264
Rollins Inc.	3,232	149,803
Veralto Corp.	3,006	306,161
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2024 Quarterly Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Commercial Services & Supplies — continued
Waste Management Inc.	4,332	$874,155
Total Commercial Services & Supplies		3,156,729
Construction & Engineering — 0.1%
Quanta Services Inc.	1,737	548,979
Electrical Equipment — 0.8%
AMETEK Inc.	2,771	499,500
Eaton Corp. PLC	4,654	1,544,523
Emerson Electric Co.	6,794	841,980
GE Vernova Inc.	3,256	1,070,996
Generac Holdings Inc.	698	108,225 *
Hubbell Inc.	629	263,482
Rockwell Automation Inc.	1,331	380,387
Total Electrical Equipment		4,709,093
Ground Transportation — 0.9%
CSX Corp.	23,004	742,339
J.B. Hunt Transport Services Inc.	938	160,079
Norfolk Southern Corp.	2,688	630,874
Old Dominion Freight Line Inc.	2,261	398,840
Uber Technologies Inc.	24,873	1,500,339 *
Union Pacific Corp.	7,216	1,645,537
Total Ground Transportation		5,078,008
Industrial Conglomerates — 0.4%
3M Co.	6,534	843,474
Honeywell International Inc.	7,716	1,742,967
Total Industrial Conglomerates		2,586,441
Machinery — 1.6%
Caterpillar Inc.	5,743	2,083,331
Cummins Inc.	1,635	569,961
Deere & Co.	3,038	1,287,201
Dover Corp.	1,678	314,793
Fortive Corp.	4,250	318,750
IDEX Corp.	871	182,291
Illinois Tool Works Inc.	3,207	813,167
Ingersoll Rand Inc.	4,818	435,836
Nordson Corp.	674	141,028
Otis Worldwide Corp.	4,783	442,954
PACCAR Inc.	6,237	648,773
Parker-Hannifin Corp.	1,510	960,405
Pentair PLC	1,985	199,770
Snap-on Inc.	606	205,725
Stanley Black & Decker Inc.	1,771	142,194
Westinghouse Air Brake Technologies Corp.	2,039	386,574
Xylem Inc.	2,917	338,430
Total Machinery		9,471,183
Passenger Airlines — 0.2%
Delta Air Lines Inc.	7,636	461,978
Southwest Airlines Co.	6,890	231,642
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Passenger Airlines — continued
United Airlines Holdings Inc.	3,913	$379,952 *
Total Passenger Airlines		1,073,572
Professional Services — 0.6%
Automatic Data Processing Inc.	4,833	1,414,764
Broadridge Financial Solutions Inc.	1,361	307,709
Dayforce Inc.	1,908	138,597 *
Equifax Inc.	1,439	366,729
Jacobs Solutions Inc.	1,441	192,547
Leidos Holdings Inc.	1,556	224,157
Paychex Inc.	3,826	536,482
Paycom Software Inc.	590	120,932
Verisk Analytics Inc.	1,696	467,129
Total Professional Services		3,769,046
Trading Companies & Distributors — 0.3%
Fastenal Co.	6,832	491,289
United Rentals Inc.	792	557,917
W.W. Grainger Inc.	528	556,538
Total Trading Companies & Distributors		1,605,744

Total Industrials		48,214,981
Information Technology — 32.1%
Communications Equipment — 0.9%
Arista Networks Inc.	12,200	1,348,466 *
Cisco Systems Inc.	47,206	2,794,595
F5 Inc.	674	169,491 *
Juniper Networks Inc.	3,741	140,100
Motorola Solutions Inc.	1,979	914,753
Total Communications Equipment		5,367,405
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A Shares	14,291	992,510
CDW Corp.	1,555	270,632
Corning Inc.	9,194	436,899
Jabil Inc.	1,396	200,885
Keysight Technologies Inc.	2,089	335,556 *
TE Connectivity PLC	3,589	513,119
Teledyne Technologies Inc.	559	259,449 *
Trimble Inc.	2,902	205,055 *
Zebra Technologies Corp., Class A Shares	592	228,642 *
Total Electronic Equipment, Instruments & Components		3,442,747
IT Services — 1.1%
Accenture PLC, Class A Shares	7,413	2,607,819
Akamai Technologies Inc.	1,753	167,675 *
Cognizant Technology Solutions Corp., Class A Shares	5,929	455,940
EPAM Systems Inc.	667	155,958 *
Gartner Inc.	915	443,290 *
GoDaddy Inc., Class A Shares	1,689	333,358 *
International Business Machines Corp.	11,039	2,426,703
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2024 Quarterly Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

IT Services — continued
VeriSign Inc.	982	$203,235 *
Total IT Services		6,793,978
Semiconductors & Semiconductor Equipment — 11.3%
Advanced Micro Devices Inc.	19,162	2,314,578 *
Analog Devices Inc.	5,880	1,249,265
Applied Materials Inc.	9,792	1,592,473
Broadcom Inc.	55,403	12,844,632
Enphase Energy Inc.	1,575	108,171 *
First Solar Inc.	1,226	216,070 *
Intel Corp.	50,562	1,013,768
KLA Corp.	1,590	1,001,891
Lam Research Corp.	15,425	1,114,148
Microchip Technology Inc.	6,392	366,581
Micron Technology Inc.	13,135	1,105,442
Monolithic Power Systems Inc.	579	342,594
NVIDIA Corp.	291,201	39,105,382
NXP Semiconductors NV	2,997	622,926
ON Semiconductor Corp.	5,091	320,988 *
QUALCOMM Inc.	13,191	2,026,401
Skyworks Solutions Inc.	1,868	165,654
Teradyne Inc.	1,991	250,707
Texas Instruments Inc.	10,814	2,027,733
Total Semiconductors & Semiconductor Equipment		67,789,404
Software — 10.3%
Adobe Inc.	5,248	2,333,681 *
ANSYS Inc.	1,043	351,835 *
Autodesk Inc.	2,558	756,068 *
Cadence Design Systems Inc.	3,244	974,692 *
Crowdstrike Holdings Inc., Class A Shares	2,735	935,808 *
Fair Isaac Corp.	290	577,370 *
Fortinet Inc.	7,520	710,490 *
Gen Digital Inc.	6,336	173,480
Intuit Inc.	3,309	2,079,707
Microsoft Corp.	88,266	37,204,119
Oracle Corp.	19,092	3,181,491
Palantir Technologies Inc., Class A Shares	24,315	1,838,943 *
Palo Alto Networks Inc.	7,822	1,423,291 *
PTC Inc.	1,401	257,602 *
Roper Technologies Inc.	1,277	663,848
Salesforce Inc.	11,365	3,799,660
ServiceNow Inc.	2,438	2,584,573 *
Synopsys Inc.	1,815	880,928 *
Tyler Technologies Inc.	509	293,510 *
Workday Inc., Class A Shares	2,549	657,718 *
Total Software		61,678,814
Technology Hardware, Storage & Peripherals — 7.9%
Apple Inc.	179,393	44,923,595
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Technology Hardware, Storage & Peripherals — continued
Dell Technologies Inc., Class C Shares	3,684	$424,544
Hewlett Packard Enterprise Co.	15,477	330,434
HP Inc.	11,722	382,489
NetApp Inc.	2,376	275,806
Seagate Technology Holdings PLC	2,597	224,147
Super Micro Computer Inc.	5,770	175,870 *
Western Digital Corp.	4,253	253,606 *
Total Technology Hardware, Storage & Peripherals		46,990,491

Total Information Technology		192,062,839
Materials — 1.9%
Chemicals — 1.3%
Air Products & Chemicals Inc.	2,638	765,126
Albemarle Corp.	1,392	119,823
Celanese Corp.	1,472	101,877
CF Industries Holdings Inc.	2,112	180,196
Corteva Inc.	8,284	471,857
Dow Inc.	8,471	339,941
DuPont de Nemours Inc.	5,023	383,004
Eastman Chemical Co.	1,335	121,912
Ecolab Inc.	2,991	700,851
FMC Corp.	1,544	75,054
International Flavors & Fragrances Inc.	3,066	259,230
Linde PLC	5,620	2,352,926
LyondellBasell Industries NV, Class A Shares	3,178	236,030
Mosaic Co.	3,671	90,233
PPG Industries Inc.	2,709	323,590
Sherwin-Williams Co.	2,739	931,068
Total Chemicals		7,452,718
Construction Materials — 0.1%
Martin Marietta Materials Inc.	714	368,781
Vulcan Materials Co.	1,590	408,995
Total Construction Materials		777,776
Containers & Packaging — 0.2%
Amcor PLC	16,637	156,554
Avery Dennison Corp.	927	173,470
Ball Corp.	3,572	196,924
International Paper Co.	3,998	215,172
Packaging Corp. of America	1,026	230,984
Smurfit WestRock PLC	5,942	320,036
Total Containers & Packaging		1,293,140
Metals & Mining — 0.3%
Freeport-McMoRan Inc.	16,894	643,323
Newmont Corp.	13,512	502,917
Nucor Corp.	2,760	322,120
Steel Dynamics Inc.	1,700	193,919
Total Metals & Mining		1,662,279

Total Materials		11,185,913
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2024 Quarterly Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Real Estate — 2.1%
Health Care REITs — 0.3%
Alexandria Real Estate Equities Inc.	1,809	$176,468
Healthpeak Properties Inc.	8,147	165,140
Ventas Inc.	4,999	294,391
Welltower Inc.	7,249	913,591
Total Health Care REITs		1,549,590
Hotel & Resort REITs — 0.0%††
Host Hotels & Resorts Inc.	8,116	142,192
Industrial REITs — 0.2%
Prologis Inc.	10,997	1,162,383
Office REITs — 0.0%††
BXP Inc.	1,798	133,699
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A Shares	3,585	470,675 *
CoStar Group Inc.	4,892	350,218 *
Total Real Estate Management & Development		820,893
Residential REITs — 0.3%
AvalonBay Communities Inc.	1,656	364,271
Camden Property Trust	1,226	142,265
Equity Residential	3,970	284,887
Essex Property Trust Inc.	739	210,940
Invitation Homes Inc.	6,670	213,240
Mid-America Apartment Communities Inc.	1,344	207,742
UDR Inc.	3,487	151,371
Total Residential REITs		1,574,716
Retail REITs — 0.3%
Federal Realty Investment Trust	825	92,359
Kimco Realty Corp.	7,762	181,864
Realty Income Corp.	10,454	558,348
Regency Centers Corp.	2,105	155,622
Simon Property Group Inc.	3,666	631,322
Total Retail REITs		1,619,515
Specialized REITs — 0.9%
American Tower Corp.	5,547	1,017,375
Crown Castle Inc.	5,135	466,053
Digital Realty Trust Inc.	3,658	648,673
Equinix Inc.	1,159	1,092,809
Extra Space Storage Inc.	2,537	379,535
Iron Mountain Inc.	3,507	368,621
Public Storage	1,866	558,755
SBA Communications Corp.	1,237	252,101
VICI Properties Inc.	12,696	370,850
Weyerhaeuser Co.	8,378	235,841
Total Specialized REITs		5,390,613

Total Real Estate		12,393,601
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Utilities — 2.3%
Electric Utilities — 1.5%
Alliant Energy Corp.	3,044	$180,022
American Electric Power Co. Inc.	6,326	583,447
Constellation Energy Corp.	3,704	828,622
Duke Energy Corp.	9,120	982,589
Edison International	4,601	367,344
Entergy Corp.	5,130	388,957
Evergy Inc.	2,851	175,479
Eversource Energy	4,295	246,662
Exelon Corp.	11,907	448,179
FirstEnergy Corp.	5,962	237,168
NextEra Energy Inc.	24,299	1,741,995
NRG Energy Inc.	2,400	216,528
PG&E Corp.	25,266	509,868
Pinnacle West Capital Corp.	1,289	109,268
PPL Corp.	10,460	339,532
Southern Co.	12,900	1,061,928
Xcel Energy Inc.	6,639	448,265
Total Electric Utilities		8,865,853
Gas Utilities — 0.0%††
Atmos Energy Corp.	1,884	262,385
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	8,180	105,277
Vistra Corp.	4,082	562,785
Total Independent Power and Renewable Electricity Producers		668,062
Multi-Utilities — 0.6%
Ameren Corp.	3,211	286,229
CenterPoint Energy Inc.	7,842	248,827
CMS Energy Corp.	3,437	229,076
Consolidated Edison Inc.	4,117	367,360
Dominion Energy Inc.	9,915	534,022
DTE Energy Co.	2,392	288,834
NiSource Inc.	5,161	189,718
Public Service Enterprise Group Inc.	5,899	498,406
Sempra	7,522	659,830
WEC Energy Group Inc.	4,387	412,553
Total Multi-Utilities		3,714,855
Water Utilities — 0.1%
American Water Works Co. Inc.	2,259	281,223

Total Utilities		13,792,378
Total Investments before Short-Term Investments (Cost — $209,861,395)		590,929,185
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2024 Quarterly Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 1.2%
Invesco Treasury Portfolio, Institutional Class (Cost — $7,044,451)	4.365%	7,044,451	$7,044,451 (b)
Total Investments — 99.9% (Cost — $216,905,846)			597,973,636
Other Assets in Excess of Liabilities — 0.1%			478,916
Total Net Assets — 100.0%			$598,452,552

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Investment in affiliate. This security is a component of the S&P 500 Index in which the Fund invests (Note 2).
(b)	Rate shown is one-day yield as of the end of the reporting period.
At December 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
E-mini S&P 500 Index	21	3/25	$6,443,017	$6,232,538	$(210,479)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Franklin S&P 500 Index Fund 2024 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$590,929,185	—	—	$590,929,185
Short-Term Investments†	7,044,451	—	—	7,044,451
Total Investments	$597,973,636	—	—	$597,973,636
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$210,479	—	—	$210,479

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
The Fund invests in securities that are components of the S&P 500 Index. Franklin Resources Inc. is a component of the S&P 500 Index and is considered to be affiliated with the Fund. Investments in Franklin Resources Inc. were made in accordance to its proportional weighting in the S&P 500 Index. The following transactions were effected in shares of Franklin Resources Inc. for the period ended December 31, 2024:

	Affiliate Value at September 30, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Franklin Resources Inc.	$73,205	$1,160	52	—	—

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2024
Franklin Resources Inc.	—	$1,179	$404	$74,769

Franklin S&P 500 Index Fund 2024 Quarterly Report